Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	333-7480
Entity Registrant Name	Industrias Bachoco S.A.B. de C.V.
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Avenida Tecnológico 401
Entity Address, Address Line Two	Ciudad Industrial
Entity Address, City or Town	Celaya, Guanajuato
Entity Address, Country	MX
Entity Address, Postal Zip Code	38010
Entity Common Stock, Shares Outstanding	600,000,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001044896
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Alberto Del Castillo Velasco Vilchis
Auditor Firm ID	1153
Auditor Location	Mexico City, Mexico
ADS [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing twelveSeries B Shares.
Trading Symbol	IBA
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Daniel Salazar Ferrer
Entity Address, Address Line One	Avenida Tecnológico No. 401
Entity Address, Address Line Two	Ciudad Industrial C.P.
Entity Address, City or Town	Celaya, Guanajuato
Entity Address, Country	MX
Entity Address, Postal Zip Code	38010
City Area Code	+011
Local Phone Number	52-461-618-3555
Contact Personnel Fax Number	+011-52-461-611-6502
Contact Personnel Email Address	inversionistas@bachoco.net